Audit, Audit Related and Other Non-Audit Services - Summary of Fees Paid or Payable to Company's Auditors (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Auditor Remuneration [Line Items]
Fees payable to the company's auditors and its associates for audit services	£ 16,861	£ 14,226	£ 11,295
Other non-audit services fees	475	958	803
Total services	19,752	17,420	13,869
The audit of the parent company and the consolidated financial statements
Auditor Remuneration [Line Items]
Fees payable to the company's auditors and its associates for audit services	10,546	8,165	5,418
The audit of the company’s subsidiaries
Auditor Remuneration [Line Items]
Fees payable to the company's auditors and its associates for audit services	6,315	6,061	5,877
Audit related assurance services
Auditor Remuneration [Line Items]
Audit related assurance services	2,416	2,236	1,771
All other assurance services
Auditor Remuneration [Line Items]
Other non-audit services fees	228	748	211
All other services
Auditor Remuneration [Line Items]
Other non-audit services fees	£ 247	£ 210	£ 592